ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2021	2020

Accounts Payable	$4,777,435	$2,583,910
Accrued Liabilities	2,418,664	1,082,980
Accrued Payroll and Related Liabilities	1,699,253	1,724,921
Sales Tax and Cannabis Taxes	1,319,652	1,178,904

Total Accounts Payable and Accrued Liabilities	$10,215,004	$6,570,715